Note 4. Debt Outstanding	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Debt Disclosure [Text Block]
Note 4.   Debt Outstanding

The following table shows the total principal amount, related interest rates and maturities of debt outstanding, as of June 30, 2011 and December 31, 2010:

	June 30,	December 31,
(dollars in thousands, except where otherwise noted)	2011	2010
Long-term debt
Secured Convertible Promissory Note due November 9, 2012; interest payable
at maturity (12% at December 31, 2010). $5,965,000 principal net of $141,000	$-	$5,824
unamortized discount at December 31, 2010.
Debt converted to common stock in March 2011
Total Short-term debt	$-	$5,824

In November 2010, the Company completed a private placement with certain accredited investors, including Socius, an affiliate of our Chairman and Chief Executive Officer, and Mr. Jay Wolf, a director of the Company, for gross proceeds of $6.9 million (the “Offering”). Of the gross proceeds, $503,000 represented the exchange of the Bridge Notes and accrued interest and $215,000 represented the cancellation of an accrued compensation liability to our Chairman and CEO. The Company incurred approximately $364,000 in financial advisory, legal and other fees in relation to the offering. In addition, the Company issued warrants to purchase 141,750 shares of common stock at an exercise price $0.40 per share to the financial advisors. The Company issued 2,500,000 shares of common stock at a price of $0.40 per share and sold $5.9 million in aggregate principal of 12% senior secured convertible notes (the “Notes”) to the investors on a pro rata basis. The Notes were to mature on the second anniversary of the closing.  The Notes were secured by a first priority security interest in all of the Company’s assets. The Notes and any accrued interest convert automatically into common stock either (a) if and when sufficient shares become authorized or (b) upon a reverse stock split at a conversion price of $0.40 per share, subject to certain adjustments, including certain share issuances below $0.40 per share. The Company agreed to use its best efforts to file a proxy statement seeking shareholder approval to increase the number of authorized shares or effect a reverse stock split within 30 days of closing.  The Company filed a proxy statement in January 2011 and the stockholders approved both proposals listed above and the Board of Directors decided to implement the increase in authorized shares of common stock. The Company filed an amendment to its Certificate of Incorporation, effective March 17, 2011, which increased the authorized shares of common stock and the Notes with accrued interest automatically converted to common stock. In addition, each non-affiliated investor in the Offering investing $2,000,000 or more received five-year warrants.  One non-affiliated investor received 549,000 warrants to purchase shares of the Company’s common stock at an exercise price of $0.40 per share.

On March 17, 2011 the Notes including interest accrued through the same date, converted into 15,514,364 shares of common stock.

Note 6.  Debt Outstanding

Senior Secured Note

During the year ended December 31, 2010, we sold $10.2 million of par value ARS and settled in full. We drew down $450,000 on the UBS line of credit and paid our debt of $6.9 million in full according to the terms and conditions of our line of credit. On July 15, 2010, our senior secured note in the amount of $3.3 million matured and we paid from available funds.

UBS Line of Credit

In May 2008, our investment portfolio manager, UBS, provided us with a demand margin loan facility collateralized by our ARS, which allowed us to borrow up to 50% of the UBS-determined market value of our ARS.

In October 2008, UBS made a “Rights” offering to its clients pursuant to which we were entitled to sell to UBS all ARS held in our UBS account. As part of the offering, UBS provided us a line of credit (replacing the demand margin loan), subject to certain restrictions as described in the prospectus, equal to 75% of the market value of the ARS, until they are purchased by UBS. We accepted the UBS offer on November 6, 2008. Loans under the line of credit were subject to a rate of interest based upon the current 90-day U.S Treasury bill rate plus 120 basis points, payable monthly and were carried in short-term liabilities on our Consolidated Balance at December 31, 2009. As of June 30, 2010 all ARS were redeemed at par and the line of credit was paid in full.

In October 2010, the we entered into Securities Purchase Agreements with certain accredited investors, including Socius for $500,000 of senior 12% secured convertible notes and warrants to purchase 312,500 shares of our common. The Bridge Notes were scheduled to mature January 2011 and interest was payable in cash at maturity or upon prepayment or conversion.  The Bridge Notes and any accrued interest were convertible at the holders’ option into common stock or exchangeable for the securities issued in the next financing the Company entered into that results in gross proceeds to the Company of at least $3,000,000.  The Bridge Warrants were exercisable for 5 years at $1.60 per share subject to adjustment for financings and share issuances below the initial exercise price. The Bridge Warrants for the non-affiliated investors limit the amount of common stock that the holders may acquire through an exercise to no more than 4.99% of all Company Securities, defined as common stock, voting stock, or other Company securities. All the holders exchanged the Bridge Notes plus interest for securities issued in the Company’s November 2010 financing (see below). The 312,500 warrants were re-priced at $0.40, resulting in an increase of shares to 1.25 million.

In November 2010, the Company completed a private placement with certain accredited investors for gross proceeds of $6.9 million (the “Offering”). Of the gross proceeds, $503,000 represented the exchange of the Bridge Notes and accrued interest and $215,000 represented the cancellation of an accrued compensation liability to our Chairman and CEO. The Company incurred approximately $364,000 in financial advisory, legal and other fees in relation to the offering. In addition, the Company issued warrants to purchase 141,750 shares of common stock at an exercise price $0.40 per share to the financial advisors. The Company issued 2,500,000 shares of common stock at a price of $0.40 per share and sold $5.9 million in aggregate principal of 12% senior secured convertible notes (the “Notes”) to the investors on a pro rata basis. The Notes were to mature on the second anniversary of the closing.  The Notes were secured by a first priority security interest in all of the Company’s assets. The Notes and any accrued interest convert automatically into common stock either (a) if and when sufficient shares become authorized or (ii) upon a reverse stock split at a conversion price of $0.40 per share, subject to certain adjustments, including certain share issuances below $0.40 per share. The Company agreed to use its best efforts to file a proxy statement seeking shareholder approval to increase the number of authorized shares or effect a reverse stock split within 30 days of closing. The Company filed a proxy statement in January 2011 and the stockholders approved both proposals listed above and the Board of Directors decided to implement the increase in authorized shares of common stock. The Company filed an amendment to its Certificate of Incorporation, effective March 17, 2011, which increased the authorized shares of common stock and the Notes with accrued interest automatically converted to common stock. In addition, each non-affiliated investor in the Offering investing $2,000,000 or more also received 5-year warrants to purchase an aggregate of 549,000 shares of Company common stock at an exercise price of $0.40 per share. One investor received such warrants. The net cash proceeds to the Company from the Offering were estimated to be $6.4 million inclusive of the October transaction and after offering expenses.

The following table shows the total principal amount, related interest rates and maturities of debt outstanding as of December 31, 2010 and 2009:

	December 31 2010	December 31, 2009
Short-term debt
Senior secured note due July 15, 2010; interest payable quarterly at prime plus 2.5% (5.75% at December 31, 2009). $3,332,000 principal net of $147,000 unamortized discount at December 31, 2009.

Debt fully eliminated in July 2010	$-	$3,185

UBS line of credit, payable on demand, interest payable monthly at 90-day T-bill rate plus 120 basis points 1.237% at December 31, 2009

Debt fully eliminated in July 2010	-	6,458

Total Short-term debt	$-	$9,643

(dollars in thousands, except where otherwise noted)	December 31 2010	December 31, 2009
Long-term debt
Secured Convertible Promissory Note due November 9, 2012; interest payable at maturity (12% at December 31, 2010). $5,965,000 principal net of $141,000 unamortized discount at December 31,2010.	$5,824	$-

Total Short-term debt	$5,824	$-